OTHER INVESTMENTS	12 Months Ended
Jun. 30, 2020
Other Investments [abstract]
Other investments

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimizes the use of unobservable inputs. Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.

ACCOUNTING POLICIES

On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.

These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein are recognised in OCI, and are never reclassified to profit or loss, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.

The Group’s listed and unlisted investments in equity securities are classified as equity instruments at fair value through other comprehensive income (OCI).

Amounts in R million	Shares held	% held	2020	2019

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited ("WWM") [1]	47,812,500	5.1%	12.0	3.3

Total listed investments			12.0	3.3

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited ("Rand Refinery") [2]	44,438	11.3%	178.4	-
Rand Mutual Assurance Company Limited B Share Business Fund ("RMA") [2,3]	12,659	1.3%	4.7	-
Guardrisk Insurance Company Limited (Cell Captive A170) [2,4]	20	#	0.1	0.1
Chamber of Mines Building Company Proprietary Limited [2]	42,292	4.5%	0.1	0.1

Total unlisted investments			183.3	0.2

Balance at the end of the year			195.3	3.5

Dividends received on equity instruments at fair value through OCI (RMA)		6	(4.3)	-
Fair value adjustment on equity instruments at fair value through OCI			191.8	(5.9)
[1] Listed
[2] Unlisted
[3] The 1 "B Share Business Fund" share relates to all the businesses of the RMA Group that do not relate to the Compensation for Occupational Injuries and Diseases Act
[4] The shares held entitles the holder to 100% of the residual net equity of Cell Captive A 170 after settlement of the reimbursive right

MARKET RISK

Other market price risk

Equity price risk arises from changes in quoted market prices of listed investments as well as changes in the fair value of unlisted investments due to changes in the underlying net asset values.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Listed investments

The fair values of listed investments are determined by reference to published price quotations from recognised securities exchanges and constitute level 1 instruments in the fair value hierarchy.

Unlisted investments

The fair values of unlisted investments are determined through valuation techniques that include inputs that are not based on observable market data and constitute level 3 instruments in the fair value hierarchy.

Investment in Rand Refinery

During the current reporting period, Rand Refinery demonstrated increased stability in its operations, continued ability to meet budget and made a substantial redemption of redeemable preference shares to its other shareholders, therefore strengthening its financial position. DRDGOLD does not hold any redeemable preference shares in Rand Refinery. Rand Refinery also benefited from significant increases in Krugerrand sales and the increase in the Rand denominated gold price.

Historically the fair value of Rand Refinery was estimated to be de minimus, however because of the above aforementioned factors, the fair value of Rand Refinery has been significantly impacted and it is no longer reasonable to estimate fair value as de minimus.

The fair value of DRDGOLD’s 11.3% interest in Rand Refinery at year end is estimated to be R178.4 million. The investment is designated as an equity instrument at fair value through other comprehensive income.

In accordance with IFRS 13 Fair Value Measurement, the income approach has been established to be the most appropriate basis to estimate the fair value in the current year. This method relies on the future budgeted cash flows as determined by Rand Refinery.

Management engaged the use of an independent external valuation expert to assist with the valuation. The Rand Refinery operations (excluding Prestige Bullion) were valued using the Free Cash Flow model, whereby an enterprise value using a Gordon Growth formula for the terminal value was estimated. The dividends received by Rand Refinery from joint venture – Prestige Bullion were valued using a finite life dividend discount model as Rand Refinery’s shareholding will be reduced to nil in 2032. The fair value measurement uses significant unobservable inputs and relates to a fair value hierarchy level 3 financial instrument.

Key observable/unobservable inputs into the model include:

Amounts in R million	Observable/unobservable input

Rand Refinery operations

Average gold price	Observable input	R852,098/kg
Average silver price	Observable input	R9,453/kg
Average South African CPI	Observable input	4.8%
Terminal growth rate	Unobservable input	5.0%
Weighted average cost of capital	Unobservable input	15.1%

Investment in Prestige Bullion

Discount period	Unobservable input	13 years
Cost of equity	Unobservable input	13.2%

Marketability and minority discounts (both unobservable inputs) were also applied of 16.5% and 17.0% respectively. The latest budgeted cash flow forecasts provided by Rand Refinery as at June 30, 2020 was used, and therefore classified as an unobservable input into the models.

Sensitivity analysis

The fair value measurement is most sensitive to the Rand denominated gold price and volumes. The higher the gold price and volumes, the higher the fair value of the investment in Rand Refinery. The below table indicates the extent of sensitivity of the fair value to the inputs:

		Input		% change in OCI, net of tax
Amounts in R million		Increase	Decrease	Increase	Decrease

Rand Refinery operations

Rand US Dollar exchange rate	Observable inputs	1%	(1%)	2.1%	(2.2%)
Commodity prices (Gold and silver)	Observable inputs	1%	(1%)	1.7%	(1.8%)
Volumes	Unobservable inputs	1%	(1%)	2.0%	(2.0%)
Weighted average cost of capital	Unobservable inputs	1%	(1%)	(1.7%)	2.0%
Minority discount	Unobservable inputs	1%	(1%)	(1.2%)	1.2%
Marketability discount	Unobservable inputs	1%	(1%)	(1.2%)	1.2%

Investment in Prestige Bullion
			=
Cost of equity	Unobservable inputs	1%	(1%)	(1.3%)	1.4%
Prestige Bullion dividend forecast	Unobservable inputs	1%	(1%)	0.4%	(0.4%)

Impact of the COVID 19 pandemic

The COVID-19 pandemic had an impact on the gold market and the operations of Rand Refinery as a result of the South African national lockdown. The first-year budget cash flows have been adjusted based on relevant information available as at June 30, 2020, regarding the estimated impact going forward and on the assumption that operations will normalise by November 2020.